TAXES - Summary of Income Tax Provision (DWAC) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Income tax provision	$ 1,100	$ 200
Digital World Acquisition Corp. [Member]
Federal
Current	(3,742,611)	(3,078,967)
Deferred	0	0
State and local Current	(796,963)	(637,053)
Deferred	0	0
Change in valuation allowance	8,088,176	4,695,494
Income tax provision	$ 3,548,602	$ 979,475